UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3043

DWS U.S. Treasury Money Fund

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS U.S. Treasury Money Fund

	Principal Amount ($)	Value ($)

US Treasury Obligations 5.1%
US Treasury Bill, 4.95% *, 4/19/2007 (Cost $8,939,363)	9,000,000	8,939,363
Repurchase Agreements 94.9%
BNP Paribas, 5.2%, dated 2/5/2007, to be repurchased at $21,178,967 on 4/5/2007 (a)	21,000,000	21,000,000
Credit Suisse First Boston LLC, 5.2%, dated 2/16/2007, to be repurchased at $22,108,044 on 3/22/2007 (b)	22,000,000	22,000,000

Credit Suisse First Boston LLC, 5.28%, dated 2/28/2007, to be repurchased at $20,002,933 on 3/1/2007 (c)	20,000,000	20,000,000
Greenwich Capital Markets, Inc., 5.22%, dated 2/21/2007, to be repurchased at $13,067,860 on 3/29/2007 (d)	13,000,000	13,000,000
JPMorgan Securities, Inc., 5.28%, dated 2/28/2007, to be repurchased at $43,506,380 on 3/1/2007 (e)	43,500,000	43,500,000
Merrill Lynch & Co., Inc., 5.1%, dated 2/28/2007, to be repurchased at $14,702,083 on 3/1/2007 (f)	14,700,000	14,700,000
Merrill Lynch & Co., Inc., 5.21%, dated 1/19/2007, to be repurchased at $25,217,083 on 3/20/2007 (g)	25,000,000	25,000,000
Morgan Stanley & Co., Inc., 5.21%, dated 1/17/2007, to be repurchased at $8,067,151 on 3/16/2007 (h)	8,000,000	8,000,000
State Street Bank and Trust Co., 4.85%, dated 2/28/2007, to be repurchased at $881,119 on 3/1/2007 (i)	881,000	881,000

Total Repurchase Agreements (Cost $168,081,000)		168,081,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 177,020,363)	100.0	177,020,363
Other Assets and Liabilities, Net	0.0	30,009

Net Assets	100.0	177,050,372

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by $20,981,000 US Treasury Bond, 4.75%, maturing on 2/15/2037 with a value of $21,420,044.
(b)	Collateralized by $56,495,000 US Treasury STRIPS, maturing on 8/15/2026 with a value of $22,441,509.
(c)	Collateralized by $51,360,000 US Treasury STRIPS, maturing on 8/15/2026 with a value of $20,401,733.
(d)	Collateralized by $13,115,000 US Treasury Note, 4.625%, maturing on 11/30/2008 with a value of $13,261,959.
(e)	Collateralized by $62,437,000 US Treasury STRIPS, with various maturities from 8/15/2014-11/15/2014 with a value of $44,371,760.
(f)	Collateralized by $14,681,000 US Treasury Notes, with various coupon rates from 4.625-5.75%, with various maturities from 8/15/2010-8/31/2011 with a value of $14,998,303.
(g)	Collateralized by $25,350,000 US Treasury Note, 4.625%, maturing on 8/31/2011 with a value of $25,502,606.
(h)	Collateralized by $8,353,000 US Treasury Bill, 4.906%, maturing on 8/16/2007 with a value of $8,160,630.
(i)	Collateralized by $915,000 US Treasury Note, 3.375%, maturing on 10/15/2009 with a value of $899,374.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Treasury Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Treasury Money Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007